VOYA BALANCED PORTFOLIO, INC.

Voya Balanced Portfolio

VOYA VARIABLE FUNDS

Voya Growth and Income Portfolio

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated September 26, 2018

to Voya Balanced Portfolio’s Class I and Class S shares Prospectus and to Voya Growth and Income Portfolio’s Adviser Class, Class I, Class S, and Service 2 Class Prospectus,

each dated May 1, 2018

(each a “Prospectus” and collectively the “Prospectuses”)

and to the Portfolios’ related Statements of Additional Information each dated May 1, 2018

(each an “SAI” and collectively the “SAIs”)

Christopher Corapi has announced he intends to retire effective on or about June 1, 2019. Accordingly, effective on or about June 1, 2019, Mr. Corapi will no longer serve as a portfolio manager for the Portfolios.

Effective on or about June 1, 2019, the Portfolios’ Prospectuses and SAIs are revised as follows:

1.	All references to Mr. Corapi serving as a portfolio manager for the Portfolios are hereby deleted from the Portfolios’ Prospectuses and SAIs.

Voya Balanced Portfolio

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectus, is deleted and replaced with the following:

Portfolio Managers
Christopher F. Corapi	Matthew Toms, CFA
Portfolio Manager (since 04/10)	Portfolio Manager (since 04/17)
Paul Zemsky, CFA	Barbara Reinhard, CFA
Portfolio Manager (since 04/07)	Portfolio Manager (since (05/18)

EFFECTIVE JUNE 1, 2019
Portfolio Managers
Matthew Toms, CFA	Barbara Reinhard, CFA
Portfolio Manager (since 04/17)	Portfolio Manager (since (05/18)
Paul Zemsky, CFA
Portfolio Manager (since 04/07)

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Voya Growth and Income Portfolio

3.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectus, is deleted and replaced with the following:

Portfolio Managers
Christopher F. Corapi	Vincent Costa, CFA
Portfolio Manager (since 02/04)	Portfolio Manager (since 06/13)
James Dorment, CFA	Kristy Finegan, CFA
Portfolio Manager (since 12/15)	Portfolio Manager (since (05/15)

EFFECTIVE JUNE 1, 2019
Portfolio Managers
Vincent Costa, CFA	James Dorment, CFA
Portfolio Manager (since 06/13)	Portfolio Manager (since 12/15)
Kristy Finegan, CFA
Portfolio Manager (since (05/15)

4.	The following paragraph replaces the second paragraph of the sub-section entitled “Management of the Portfolios – The Sub-Adviser and Portfolio Managers – Voya Balanced Portfolio” and the third paragraph of the sub-section entitled “Management of the Portfolios – The Sub-Adviser and Portfolio Managers – Voya Growth and Income Portfolio” of the Portfolios’ Prospectuses:

Christopher F. Corapi, Portfolio Manager for large-cap value and global equity strategies, joined Voya IM in February 2004. Mr. Corapi joined Voya IM as the head of U.S. equities and served as Chief Investment Officer of the equity platform from 2009 to January 31, 2017. Prior to joining Voya IM, Mr. Corapi was the global head of equity research at Federated Investors. Previously, he was head of U.S. equities and portfoliomanager at Credit Suisse Asset Management. Before joining Credit Suisse, Mr. Corapi was with JPMorgan Investment Management as the head of emerging markets research and was a U.S. equity analyst at Sanford C. Bernstein & Company. Mr. Corapi has announced his plan to retire from Voya IM on or about June 1, 2019. Accordingly, Mr. Corapi will no longer serve as a Portfolio Manager of the Fund effective on or about June 1, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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